BUSINESS ACQUISITIONS AND GOODWILL (Tables)	12 Months Ended
Mar. 31, 2023
Business Acquisition [Line Items]
Schedule of business acquisitions and goodwill

	March 31,	March 31,
	2023	2022
Goodwill at Lowell Academy (a)	$–	$75,103
Impairment on goodwill at Lowell Academy (a)	–	(75,103)
Goodwill at Conbridge College (b)	–	24,250
Impairment on goodwill at Conbridge College (b)	–	(24,250)
Goodwill at MTM Animation	951,346	1,030,399
Total	$951,346	$1,030,399

Schedule of purchase price allocation

Amounts

Intangible assets	$98,437
Working capital acquired	37,254
Noncontrolling interest	(42,731)
Goodwill	75,103

Total consideration	$168,063

Conbridge College [Member]
Business Acquisition [Line Items]
Schedule of purchase price allocation

Amounts

Working capital acquired	$11,947
Furniture and equipment	2,198
Intangible assets	41,578
Noncontrolling interest	(6,345)
Goodwill	24,250

Total consideration	$73,628

MTM Animation [Member]
Business Acquisition [Line Items]
Schedule of purchase price allocation

Amounts
Working capital acquired	$896,848
Short-term investment	55,816
Furniture and equipment	74,184
Intangible assets	792,146
ROU assets	954,475
Lease liability	(954,475)
Deferred revenue	(290,973)
Deferred tax liabilities	(209,919)
Payable to minority interest holders	(467,638)
Noncontrolling interest	(424,316)
Goodwill	1,030,399

Total consideration	$1,456,546